Ordinary Shares - Additional Information (Detail) - USD ($)							12 Months Ended
	Sep. 30, 2016	Nov. 11, 2015	Sep. 30, 2015	Aug. 18, 2015	Sep. 30, 2014	Mar. 11, 2014	Sep. 30, 2014	Feb. 24, 2016	Apr. 29, 2011
Class of Stock [Line Items]
Stock repurchase program, authorized amount, value		$ 20,000,000						$ 40,000,000	$ 20,000,000
Stock repurchase program, additional authorized amount, value		$ 10,000,000		$ 10,000,000
Repurchase of ordinary shares	$ 36,760,000		$ 3,333,000
Net proceeds from issuance of shares							$ 29,088,000
Ordinary shares
Class of Stock [Line Items]
Repurchase of ordinary shares, shares	11,326,460		1,137,236
Number of shares issued and sold							6,000,000
ADS Shares | Follow-on Public Offering
Class of Stock [Line Items]
Number of shares issued and sold						6,000,000
Price per share sold						$ 21.00
Net proceeds from issuance of shares						$ 29,088,000
ADS Shares | Follow-on Public Offering | Selling Shareholders
Class of Stock [Line Items]
Number of shares issued and sold						1,500,000